Taxes - Unrecognized Tax Benefits Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Taxes
Increase (decrease) in amount of unrecognized tax benefits	$ 1,422
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Balance at January 1	7,146	$ 6,759	$ 7,031
Additions based on tax positions related to the current year	1,690	816	394
Additions for tax positions of prior years	159	779	1,201
Reductions for tax positions of prior years (including impacts due to a lapse of statute)	(408)	(922)	(1,686)
Settlements	(19)	(286)	(181)
Balance at December 31	$ 8,568	$ 7,146	$ 6,759